Accounts Receivable - Schedule of Allowance for Credit Losses Movement (Details) - Accounts Receivable [Member] - USD ($)	6 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Allowance for Credit Losses Movement [Line Items]
Beginning balance	$ 2,443
Provision
Reduction	(2,239)
Ending balance	$ 204